FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Market Price Sensitivity Tests (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Equity Securities at 10 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 9,032	S/ 14,726
Equity Securities at 25 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 22,581	36,816
Equity Securities at 30 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 27,097	44,179
Participation in Mutual Funds at 10 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 70,494	62,216
Participation in Mutual Funds at 25 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 176,234	155,539
Participation in Mutual Funds at 30 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 211,481	186,647
Restricted Mutual Funds at 10 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 33,616	31,820
Restricted Mutual Funds at 25 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 84,040	79,549
Restricted Mutual Funds at 30 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 100,848	95,459
Participation in RAL Funds at 10 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 12,539	43,250
Participation in RAL Funds at 25 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 31,348	108,126
Participation in RAL Funds at 30 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 37,618	129,751
Investment Funds at 10 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 149,817	140,196
Investment Funds at 25 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 374,542	350,489
Investment Funds at 30 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 449,451	420,587
Exchange Trade Funds at 10 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 3,410	3,931
Exchange Trade Funds at 25 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 8,524	9,827
Exchange Trade Funds at 30 Percent Change
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 10,229	S/ 11,793